Basis of presentation - principal exchange rates (Details)	12 Months Ended
	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € R$ / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 $ / € zł / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € SFr / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 R$ / € $ / €	Dec. 31, 2019 ¥ / € $ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 zł / € $ / €	Dec. 31, 2019 $ / € $ / €	Dec. 31, 2019 $ / € £ / €	Dec. 31, 2019 $ / € SFr / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 R$ / € $ / €	Dec. 31, 2018 ¥ / € $ / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2018 $ / € zł / €	Dec. 31, 2018 $ / € $ / €	Dec. 31, 2018 £ / € $ / €	Dec. 31, 2018 SFr / € $ / €	Dec. 31, 2020 R$ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 zł / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2019 R$ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 zł / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 SFr / €	Dec. 31, 2018 R$ / €	Dec. 31, 2018 ¥ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 zł / €	Dec. 31, 2018 $ / €	Dec. 31, 2018 £ / €	Dec. 31, 2018 SFr / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average foreign exchange rate	1.142	5.894	7.875	1.530	24.519	4.443	103.043	0.890	1.071	1.119	4.413	7.735	1.485	21.557	4.298	67.258	0.878	1.112	1.181	4.308	7.808	1.529	22.705	4.261	43.074	0.885	1.155
Closing foreign exchange rate	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.227	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.123	1.145	1.145	1.145	1.145	1.145	1.145	1.145	1.145	1.145	6.374	8.023	1.563	24.416	4.560	103.043	0.899	1.080	4.516	7.821	1.460	21.220	4.257	67.258	0.851	1.085	4.444	7.875	1.561	22.492	4.301	43.074	0.895	1.127